Interest-Bearing Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of borrowings under agreements to repurchase

		Fixed interest rate per annum	Term	December 31,
	Note			2018	2019
Repurchase agreements				RMB	RMB

Funds obtained from
Private investment funds		10% to 18%	Less than 1 year	2,540,140,000	275,930,000
Asset management company		14%	Less than 1 year	10,000,000	-
Financial institution	(i)	9.2% to 13.2%	Within 4 years	1,625,676,189	589,103,161

Interest payable
Private investment funds				20,046,580	-
Asset management company				713,425	-
Financial institution	(i)			17,323,834	5,745,054

Total repurchase agreements				4,213,900,028	870,778,215

Schedule of underlying collateral types of the gross obligations under repurchase agreements
	December 31,
	2018	2019
	RMB	RMB
Underlying collateral types of gross obligations Repurchase agreements:

Rights to earnings in the Group's subordinated tranches of consolidated VIEs	2,381,636,580	275,930,000
Rights to earnings in loans principal, interest and financing service fee receivables	189,263,425	-
Loans principal, interest and financing service fee receivables	1,643,000,023	594,848,215
Total repurchase agreements	4,213,900,028	870,778,215

Schedule of contractual maturities of the gross obligations under repurchase agreements

	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB
Repurchase agreements
As of December 31, 2019	-	684,791,408	115,136,807	70,850,000	870,778,215
As of December 31, 2018	-	344,050,001	569,088,175	3,300,761,852	4,213,900,028

Schedule of other borrowings

		Fixed interest rate per		December 31,
Other borrowings	Note	annum	Term	2018	2019
				RMB	RMB
Short-term:
Investors of consolidated VIEs	(i)	7% to 12.7%	Less than 1 year	4,237,790,000	4,505,914,751
Asset management partnerships	(ii)	11% to 15%	Less than 1 year	78,950,000	-
Investors of wealth management product which invests in the Group's loans portfolio	(iii)	11%	Less than 1 year	10,423,230	-
Micro-credit companies	(v)	13% to 13.5%	Less than 1 year	30,000,000	-

Long-term:
Investors of consolidated VIEs	(i)	7.2% to 12.7%	Within 5 years	6,548,437,241	2,056,035,701
Senior tranche of trust plan which invests in the Group's loans portfolio	(iv)	10.24%	Within 2 years	82,718,203	37,547,527

Interest payable to
Investors of consolidated VIEs	(i)			121,127,920	52,640,336
Asset management partnerships	(ii)			1,275,806	-
Micro-credit companies	(v)			153,611	-
Total				11,110,876,011	6,652,138,315

(i)	The financial liabilities arising from the VIEs with underlying investments in loans to customers are classified as payables in these consolidated financial statements. It is because the Group has an obligation to pay senior tranches holders upon maturity dates based on the related terms of those consolidated structured funds.

(ii)	As of December 31, 2018, the borrowings from asset management partnerships are from (1) Zhuhai Longhua Qifu NO.1 Fund Partnership (Limited Partnership) with principal RMB50 million, (2) Ningbo Longhua Zhihe Investment Management Partnership (Limited Partnership) with principal RMB20 million, (3) Jilin Northeast Asia Innovation Financial Assets Trading Center Co., Ltd. with principal RMB8.95 million, bearing interest at 11%, 11.47% and 15% per year, respectively. As of December 31, 2019, the borrowings from asset management partnerships have been fully repaid.

(iii)	The borrowings from investors of wealth management product which invested in the Group's loans portfolio were the capitals from A-class purchasers of Lianda Baoli Co., Ltd., bearing interest at 11% per year. As of December 31, 2019, the borrowings have been fully repaid.

(iv)	As of December 31, 2019, the borrowings from senior tranche of trust plan which invested in the Group's loans portfolio were the capitals from senior tranche holders of No.1 Wukuang Trust Yangguang Fanhua Plan with principal RMB37.55 million, bearing interests at 10.24% per year.

(v)	The borrowings were from Guangdong Province Yueke Technology Micro-credit Co., Ltd. bearing interests at 13% to 13.5% per year. As of December 31, 2019, the borrowings have been fully repaid.

Schedule of aggregate annual maturities of long-term borrowing obligations

	December 31, 2019
	2020	2021	2022	2023	2024	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Investors of consolidated VIEs	-	833,852,256	464,695,088	741,421,520	-	16,066,837	2,056,035,701
Senior tranche of trust plan which invests in the Group's loans portfolio	-	37,547,527	-	-	-	-	37,547,527
Total	-	871,399,783	464,695,088	741,421,520	-	16,066,837	2,093,583,228

Schedule of carrying amounts of pledged assets
	December 31,
	2018	2019
	RMB	RMB

Rights to earnings in the Group's subordinated tranches of consolidated VIEs	3,474,391,373	1,369,872,606
Rights to earnings in loans principal, interest and financing service fee receivables	554,154,772	92,628,340
Loans principal, interest and financing service fee receivables	1,539,973,217	712,710,327
Total	5,568,519,362	2,175,211,273